UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09191

Name of Fund: BlackRock MuniHoldings Insured Fund II, Inc. (MUE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock MuniHoldings Insured Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock MuniHoldings Insured Fund II, Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 0.8%	Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 5.50%, 1/01/22	$3,580	$2,222,750

Alaska - 0.6%	Anchorage, Alaska, Water Revenue Refunding Bonds, 6%, 9/01/24 (a)	1,630	1,661,915

Arkansas - 4.5%	Arkansas State Development Finance Authority, M/F Mortgage Revenue Refunding Bonds, Series C, 5.35%, 12/01/35 (b)(c)	12,165	12,191,885

California - 16.8%	California State Veterans, GO, Refunding, AMT, Series BZ, 5.35%, 12/01/21 (b)	9,350	8,959,544
	Dixon, California, Unified School District, GO (Election of 2002), 5.20%, 8/01/44 (d)	2,405	2,339,295
	Eastern Municipal Water District, California, Water and Sewer, COP, Series H, 5%, 7/01/35	1,175	1,120,527
	Modesto, California, Schools Infrastructure Financing Agency, Special Tax Bonds, 5.50%, 9/01/36 (a)	4,240	3,478,326
	Oceanside, California, Unified School District, GO, Series A, 5.25%, 8/01/33	3,175	3,183,954
	Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75%, 5/01/10 (b)(e)(f)	25	26,094
	Port of Oakland, California, Revenue Bonds, AMT, Series K, 5.75%, 11/01/21 (b)(f)	2,975	2,866,204
	Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L, 5.375%, 11/01/27 (b)(f)	5,000	4,375,250
	Roseville, California, Joint Union High School District, GO (Election of 2004), Series A, 5%, 8/01/29 (b)(f)	2,985	2,981,000
	Sacramento, California, City Financing Authority, Capital Improvement Revenue Bonds, 5%, 12/01/27 (a)	150	150,482
	San Diego, California, Community College District, GO (Election of 2002), 5%, 5/01/30 (d)	1,485	1,471,665
	San Francisco, California, City and County Airport Commission, International Airport, Special Facilities Lease Revenue Bonds (SFO Fuel Company LLC), AMT, Series A, 6.10%, 1/01/20 (d)	1,250	1,255,725
	Stockton, California, Public Financing Revenue Bonds (Redevelopment Projects), Series A, 5.25%, 9/01/31 (g)	495	374,255
	Stockton, California, Public Financing Revenue Bonds (Redevelopment Projects), Series A, 5.25%, 9/01/34 (g)	2,930	2,173,621

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)
CABS	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
M/F	Multi-Family
PCR	Pollution Control Revenue Bonds
S/F	Single-Family
VRDN	Variable Rate Demand Notes

BlackRock MuniHoldings Insured Fund II, Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Tustin, California, Unified School District, Senior Lien Special Tax Bonds (Community Facilities District Number 97-1), Series A, 5%, 9/01/32 (d)	$2,390	$2,256,877
	Tustin, California, Unified School District, Senior Lien Special Tax Bonds (Community Facilities District Number 97-1), Series A, 5%, 9/01/38 (d)	4,620	4,259,963
	Vista, California, COP (Community Projects), 5%, 5/01/37 (b)	5,400	4,671,918

			45,944,700

Colorado - 2.5%	Aurora, Colorado, COP, 5.75%, 12/01/10 (a)(e)	6,285	6,776,676
	Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior Series A-2, 7.50%, 4/01/31	175	188,057

			6,964,733

District of Columbia - 0.9%	District of Columbia, Deed Tax Revenue Bonds (Housing Production Trust Fund - New Communities Project), Series A, 5%, 6/01/32 (b)	2,500	2,343,750

Florida - 30.1%	Broward County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series E, 5.90%, 10/01/39 (h)(i)(j)	2,310	2,356,847
	Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company Project), Series B, 5.15%, 9/01/25	1,000	998,120
	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project), 5%, 8/15/37 (d)	7,740	7,156,094
	Jacksonville, Florida, Port Authority Revenue Bonds, AMT, 6%, 11/01/38 (k)	6,250	6,257,812
	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series A, 5%, 4/01/32 (a)	1,950	1,626,046
	Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk Improvement Program), 5%, 1/01/37 (b)	2,900	2,664,085
	Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A, 5%, 10/01/33 (d)	6,730	5,951,204
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT, Series A, 5.25%, 10/01/41 (d)	13,800	12,358,590
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT, Series A, 5.50%, 10/01/41 (d)	6,700	6,238,772
	Miami-Dade County, Florida, GO (Building Better Communities Program), Series B-1, 6%, 7/01/38	12,500	12,953,375
	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series A, 5.24%, 10/01/37 (b)(l)	3,670	402,342
	Orange County, Florida, School Board, COP, Series A, 5.50%, 8/01/34 (k)	12,375	12,449,003
	Orlando, Florida, Senior Tourist Development Tax Revenue Bonds (6th Cent Contract Payments), Series A, 5.25%, 11/01/38 (k)	4,000	4,030,000
	Pasco County, Florida, Half-Cent Sales Tax Revenue Bonds, 5.125%, 12/01/28 (a)	6,300	5,454,225
	Saint Johns County, Florida, Water and Sewer Revenue Bonds, CABS, 5.357%, 6/01/31 (a)(l)	5,065	1,387,962

			82,284,477

BlackRock MuniHoldings Insured Fund II, Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Idaho - 0.1%	Idaho Housing and Finance Association, S/F Mortgage Revenue Bonds, AMT, Series E, 6%, 1/01/32	$330	$335,564

Illinois - 2.6%	Chicago, Illinois, O’Hare International Airport, General Airport Revenue Refunding Bonds, Third Lien, AMT, Series A, 5.75%, 1/01/19 (b)	3,125	3,138,500
	Chicago, Illinois, Transit Authority, Capital Grant Receipts Revenue Bonds (Federal Transit Administration Section 5309 Formula Funds), Series A, 6%, 6/01/26 (k)	3,400	3,796,202
	Lake, Cook, Kane and McHenry Counties, Illinois, Community Unit School District Number 220, GO, 6%, 12/01/20 (b)(f)	125	131,955

			7,066,657

Indiana - 3.3%	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series A, 5%, 1/01/37 (b)	1,625	1,525,420
	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series A, 5%, 1/01/42 (b)	8,000	7,418,480

			8,943,900

Kansas - 2.1%	Kansas State Development Finance Authority, Health Facilities Revenue Bonds (Sisters of Charity Leavenworth), Series J, 6.125%, 12/01/20	3,510	3,577,392
	Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue Bonds, AMT, Series A-2, 6.20%, 12/01/33 (i)(j)	2,250	2,277,000

			5,854,392

Kentucky - 1.9%	Kentucky Economic Development Financing Authority, Louisville Arena Project Revenue Bonds (Louisville Arena Authority, Inc.), Sub-Series A-1, 6%, 12/01/38 (k)	1,150	1,184,822
	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds (Project Number 93), 5.25%, 2/01/27 (k)	2,300	2,397,888
	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds (Project Number 93), 5.25%, 2/01/29 (k)	1,525	1,571,833

			5,154,543

Louisiana - 1.4%	Louisiana State Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series C-3, 6.125%, 6/01/25 (k)	3,550	3,675,492

Michigan - 12.5%	Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Refunding Bonds, Series E, 5.75%, 7/01/31 (f)(m)	5,060	5,186,348
	Detroit, Michigan, Sewage Disposal System, Senior Lien Revenue Refunding Bonds, Series C-2, 5.25%, 7/01/29 (f)(m)	4,860	4,894,798
	Detroit, Michigan, Sewer Disposal Revenue Refunding Bonds, Senior Lien, Series B, 5.25%, 7/01/22 (b)	9,235	8,722,180
	Detroit, Michigan, Water Supply System, Revenue Refunding Bonds, Second Lien, Series C, 5.75%, 7/01/27 (f)(m)	2,600	2,785,276
	Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison Company Pollution Control Project), AMT, Series A, 5.50%, 6/01/30 (n)	2,000	1,741,060
	Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds (Detroit Edison Company Pollution Control Project), AMT, Series C, 5.65%, 9/01/29 (n)	5,000	4,492,550

BlackRock MuniHoldings Insured Fund II, Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds (William Beaumont Hospital), 8.25%, 9/01/39	$3,115	$3,466,247
	Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit Edison Co. Project), Series AA, 6.40%, 8/01/24 (a)	3,000	3,066,150

			34,354,609

Minnesota - 5.7%	Minneapolis, Minnesota, Health Care System, Revenue Refunding Bonds (Fairview Health Services), Series B, 6.50%, 11/15/38 (k)	1,975	2,141,414
	Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50%, 2/01/16 (d)	2,555	2,637,552
	Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50%, 2/01/17 (d)	1,830	1,889,127
	Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50%, 2/01/18 (d)	3,570	3,685,347
	Prior Lake, Minnesota, Independent School District Number 719, GO, 5.50%, 2/01/19 (d)	2,840	2,931,760
	Sauk Rapids, Minnesota, Independent School District Number 47, GO, Series A, 5.625%, 2/01/18 (b)	2,185	2,333,864

			15,619,064

Nevada - 3.6%	Clark County, Nevada, Airport Revenue Bonds (Jet Aviation Fuel Tax), AMT, Series C, 5.375%, 7/01/20 (a)	1,200	1,169,448
	Clark County, Nevada, Water Reclamation District, GO, Series B, 5.50%, 7/01/29	8,250	8,621,992
	Nevada Housing Division, S/F Mortgage Revenue Bonds, AMT, Series A-2, 6.30%, 4/01/22 (b)	95	96,171

			9,887,611

New Jersey - 6.4%	New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%, 7/01/33 (b)	11,000	10,969,310
	New Jersey Health Care Facilities Financing Authority Revenue Bonds (Virtua Health), 5.50%, 7/01/38 (k)	3,400	3,336,760
	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds, Series A, 5.625%, 12/15/28 (k)	2,930	3,093,582

			17,399,652

New York - 1.6%	New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-3, 5.25%, 1/15/39	2,300	2,252,367
	Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1, 5.25%, 6/01/21 (a)	2,000	2,027,540

			4,279,907

North Carolina - 0.4%	North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 14-A, 5.35%, 1/01/22 (a)	1,235	1,241,422

Ohio - 1.0%	Aurora, Ohio, City School District, COP, 6.10%, 12/01/09 (b)(e)	1,745	1,820,140
	Kent State University, Ohio, University Revenue Bonds, 6%, 5/01/24 (a)	1,000	1,027,580

			2,847,720

Oklahoma - 1.0%	Claremore, Oklahoma, Public Works Authority, Capital Improvement Revenue Refunding Bonds, Series A, 5.25%, 6/01/14 (d)(e)	2,385	2,792,477

BlackRock MuniHoldings Insured Fund II, Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Pennsylvania - 0.0%	Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds (Capital Projects and Equipment Program), 6.15%, 12/01/29 (a)	$95	$90,259

Rhode Island - 2.4%	Providence, Rhode Island, Redevelopment Agency Revenue Refunding Bonds (Public Safety and Municipal Buildings), Series A, 5.75%, 4/01/10 (a)(e)	5,555	5,873,190
	Rhode Island State Health and Educational Building Corporation Revenue Bonds (Rhode Island School of Design), Series D, 5.50%, 8/15/31 (n)	640	640,525

			6,513,715

South Carolina - 5.9%	South Carolina Housing Finance and Development Authority, Mortgage Revenue Refunding Bonds, AMT, Series A-2, 6.35%, 7/01/19 (d)	1,225	1,230,157
	South Carolina State Public Service Authority, Revenue Refunding Bonds, Series A, 5%, 1/01/42 (a)	15,000	14,951,100

			16,181,257

Texas - 17.7%	Dallas, Texas, Civic Center Revenue Refunding and Improvement Bonds, 5.25%, 8/15/38 (k)	2,100	2,108,106
	Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement Bonds, AMT, Series A, 5.875%, 11/01/17 (b)(f)	1,835	1,866,599
	Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement Bonds, AMT, Series A, 5.875%, 11/01/18 (b)(f)	2,150	2,177,971
	Dallas-Fort Worth, Texas, International Airport Revenue Refunding and Improvement Bonds, AMT, Series A, 5.875%, 11/01/19 (b)(f)	2,390	2,418,584
	El Paso, Texas, Water and Sewer Revenue Refunding and Improvement Bonds, Series A, 6%, 3/01/15 (d)	115	127,473
	El Paso, Texas, Water and Sewer Revenue Refunding and Improvement Bonds, Series A, 6%, 3/01/16 (d)	170	188,438
	El Paso, Texas, Water and Sewer Revenue Refunding and Improvement Bonds, Series A, 6%, 3/01/17 (d)	180	199,523
	Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System), Series B, 7.25%, 12/01/35	1,000	1,060,130
	Houston, Texas, Combined Utility System, First Lien Revenue Refunding Bonds, Series A, 6%, 11/15/35 (k)	6,700	7,131,145
	North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier, 5.75%, 1/01/40 (b)	14,750	14,798,528
	North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier, Series B, 5.75%, 1/01/40 (b)	1,000	1,003,290
	North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier, Series K-2, 6%, 1/01/38 (k)	1,000	1,067,950
	North Texas Tollway Authority, System Revenue Refunding Bonds, Series A, 5.625%, 1/01/33 (b)	10,975	10,985,207
	Tarrant County, Texas, Cultural Education Facilities Financing Corporation, Revenue Refunding Bonds (CHRISTUS Health), Series A, 6.50%, 7/01/37 (k)	3,000	3,213,090

			48,346,034

BlackRock MuniHoldings Insured Fund II, Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Virginia - 0.9%	Virginia State Public School Authority, Special Obligation School Financing Bonds (Fluvanna County), 6.50%, 12/01/35	$2,195	$2,473,524

Washington - 1.9%	Chelan County, Washington, Public Utility District Number 001, Consolidated Revenue Bonds (Chelan Hydro System), AMT, Series A, 5.45%, 7/01/37 (a)	3,840	3,430,310
	Lewis County, Washington, GO, Refunding, 5.75%, 12/01/24 (a)	1,640	1,667,208

			5,097,518

Wisconsin - 0.4%	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Blood Center of Southeastern Wisconsin Project), 5.75%, 6/01/34	1,250	1,140,413

	Total Municipal Bonds - 129.0%		352,909,940

	Municipal Bonds Transferred to Tender Option Bond Trusts (o)

California - 3.3%	San Jose, California, GO (Libraries, Parks and Public Safety Projects), 5%, 9/01/30 (b)	3,805	3,816,845
	Sequoia, California, Unified High School District, GO, Refunding, Series B, 5.50%, 7/01/35 (d)	5,189	5,262,195

			9,079,040

Colorado - 3.3%	Colorado Health Facilities Authority Revenue Bonds (Catholic Health), Series C-3, 5.10%, 10/01/41 (d)	9,410	9,021,367

District of Columbia - 0.7%	District of Columbia, Water and Sewer Authority, Public Utility Revenue Refunding Bonds, 6%, 10/01/35	1,700	1,834,612

Florida - 4.0%	Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT, Series A-2, 6%, 9/01/40 (h)(i)(j)	4,380	4,717,129
	Saint Petersburg, Florida, Public Utilities Revenue Refunding Bonds, 5%, 10/01/35 (b)	6,493	6,226,526

			10,943,655

Georgia - 2.3%	Augusta, Georgia, Water and Sewer Revenue Bonds, 5.25%, 10/01/34 (d)	6,290	6,390,388

Illinois - 6.7%	Chicago, Illinois, O’Hare International Airport, General Airport Revenue Refunding Bonds, Third Lien, AMT, Series A, 5%, 1/01/38 (d)	15,000	14,324,250
	Chicago, Illinois, Water Revenue Refunding Bonds, Second Lien, 5.25%, 11/01/33 (d)	3,969	4,013,113

			18,337,363

Massachusetts - 3.9%	Massachusetts Bay Transportation Authority, Sales Tax Revenue Refunding Bonds, Senior Series A, 5%, 7/01/35	5,535	5,540,203
	Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds, Series A, 5%, 8/15/30 (d)	4,994	5,088,049

			10,628,252

Nevada - 3.9%	Clark County, Nevada, Water Reclamation District, Limited Tax, GO, JPMorgan Securities, Inc., 6%, 7/01/38	10,000	10,689,600

New York - 2.6%	New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, 5.25%, 10/15/27 (a)	6,750	7,038,900

Washington - 2.6%	Bellevue, Washington, GO, Refunding, 5.50%, 12/01/39 (b)	6,883	7,093,276

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 33.3%		91,056,452

	Total Long-Term Investments (Cost - $454,859,496) - 162.3%		443,966,393

BlackRock MuniHoldings Insured Fund II, Inc.

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Short-Term Securities	Par (000)	Value

California - 1.8%	Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior Series A, 6%, 5/07/09 (b)(p)	$5,000	$5,000,000

Florida - 2.8%	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Baptist Medical Center Project), VRDN, 0.45%, 5/01/09 (p)	7,600	7,600,000

		Shares

Money Market Fund - 4.4%	FFI Institutional Tax-Exempt Fund, 0.80% (q)(r)	12,089,380	12,089,380

	Total Short-Term Securities (Cost - $24,689,380) - 9.0%		24,689,380

	Total Investments (Cost - $479,548,876*) - 171.3%		468,655,773
	Liabilities in Excess of Other Assets - (0.2)%		(390,506)
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (18.0)%		(49,297,687)
	Preferred Shares, at Redemption Value - (53.1)%		(145,315,316)

	Net Assets Applicable to Common Shares - 100.0%		$273,652,264

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$426,505,171

Gross unrealized appreciation	$9,345,405
Gross unrealized depreciation	(16,378,323)

Net unrealized depreciation	$(7,032,918)

(a)	AMBAC Insured.

(b)	NPFGC Insured.

(c)	FHA Insured.

(d)	FSA Insured.

(e)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(f)	FGIC Insured.

(g)	Radian Insured.

(h)	FHLMC Collateralized.

(i)	FNMA Collateralized.

(j)	GNMA Collateralized.

(k)	Assured Guaranty Insured.

(l)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(m)	BHAC Insured.

(n)	XL Capital Insured.

(o)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(p)	Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

BlackRock MuniHoldings Insured Fund II, Inc.

Schedule of Investments April 30, 2009 (Unaudited)

(q)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Affiliate	Net Activity	Income

	FFI Institutional Tax-Exempt Fund	(12,729,084)	$129,649

(r)	Represents the current yield as of report date.

•

Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$12,089,380
Level 2	456,566,393
Level 3	—

Total	$468,655,773

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Insured Fund II, Inc.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniHoldings Insured Fund II, Inc.

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Insured Fund II, Inc.

Date: June 19, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Insured Fund II, Inc.

Date: June 19, 2009